Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments
Fixed income securities, at fair value (amortized cost $4,375,110 and $4,550,008)	$ 4,530,344	$ 4,917,725
Mortgage loans	696,062	629,142
Equity securities, at fair value (cost $177,229 and $152,163)	184,970	194,533
Limited partnership interests	382,853	363,237
Short-term, at fair value (amortized cost $88,552 and $88,799)	88,548	88,786
Policy loans	39,374	39,589
Other	653	3,106
Total investments	5,922,804	6,236,118
Cash	8,479	4,863
Deferred policy acquisition costs	155,887	146,333
Reinsurance recoverable	234,733	243,644
Accrued investment income	50,219	52,577
Current income taxes receivable	3,944
Other assets	191,373	196,121
Separate Accounts	241,710	293,836
Total assets	6,809,149	7,173,492
Liabilities
Contractholder funds	2,681,300	2,874,884
Reserve for life-contingent contract benefits	2,232,136	2,348,966
Current income taxes payable	0	1,050
Deferred income taxes	143,606	153,726
Other liabilities and accrued expenses	99,387	92,684
Payable to affiliates, net	6,312	4,944
Reinsurance payable to parent	156	134
Separate Accounts	241,710	293,836
Total liabilities	5,404,607	5,770,224
Commitments and Contingent Liabilities (Note 11)
Shareholder's Equity
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding	2,500	2,500
Additional capital paid-in	140,529	140,529
Retained income	1,202,244	1,117,020
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	1,185	256
Other unrealized net capital gains and losses	121,407	323,694
Unrealized adjustment to DAC, DSI and insurance reserves	(65,495)	(182,805)
Total unrealized net capital gains and losses	57,097	141,145
Unrealized foreign currency translation adjustments	2,172	2,074
Total accumulated other comprehensive income ("AOCI")	59,269	143,219
Total shareholder's equity	1,404,542	1,403,268
Total liabilities and shareholder's equity	$ 6,809,149	$ 7,173,492